Basis of Preparation and Statement of Compliance	12 Months Ended
Dec. 31, 2018
Basis of Preparation and Statement of Compliance [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of Preparation and Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, and were approved for issue by the Board of Directors on March 13, 2019.

These consolidated financial statements have been prepared under the historical cost method, except for derivative financial instruments, share-based compensation and certain financial assets which have been measured at fair value. All figures are expressed in Canadian dollars unless otherwise indicated
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